As filed with the Securities and Exchange Commission on November 14, 2014

Securities Act of 1933 File No. 333-173167

Investment Company Act of 1940 File No. 811-22540

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                ☒

Pre-Effective Amendment No.           ☐

Post-Effective Amendment No. 32  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 33  ☒

(Check Appropriate Box or Boxes)

FQF TRUST

(Exact Name of Registrant as Specified in Charter)

60 State Street

Suite 700, Room 727

Boston, MA 02109

(Address of Principal Executive Offices)

617-292-9801

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Ronald C. Martin, Vice President	Stacy L. Fuller, Esq.
60 State Street	K&L Gates LLP
Suite 700, Room 727	1601 K Street, NW
Boston, MA 02109	Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 14th day of November 2014.

FQF TRUST

By:	/s/ William DeRoche
William DeRoche

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William DeRoche	President	November 14, 2014
William DeRoche

/s/ William Cox	Principal Financial Officer	November 14, 2014
William Cox	and Treasurer

/s/ Peter A. Ambrosini*	Trustee	November 14, 2014
Peter A. Ambrosini

/s/ Joseph A. Franco*	Trustee	November 14, 2014
Joseph A. Franco

/s/ Ronald C. Martin, Jr.	Trustee	November 14, 2014
Ronald C. Martin, Jr.

/s/ Richard S. Robie III*	Trustee	November 14, 2014
Richard S. Robie III

*	Signatures affixed by Stacy L. Fuller on November 14, 2014 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase